Victory Target Retirement 2060 Fund Expense Example - Victory Target Retirement 2060 Fund - Fund Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	215
Expense Example, with Redemption, 5 Years	376
Expense Example, with Redemption, 10 Years	$ 844